SELLING AND MARKETING EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses	$ 55,623	$ 49,285	$ 18,333
Payroll and related expenses
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses	24,227	20,756	9,335
Share-based payments
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses	2,570	1,464	941
Professional services
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses	17,441	18,957	3,680
Samples
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses	1,008	438	178
Travel, fleet, meals and related expenses
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses	7,305	5,729	2,193
Office related expenses
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses	1,285	957	789
Other
Selling Marketing And Business Development Expenses [Line Items]
Selling, and marketing expenses	$ 1,787	$ 984	$ 1,217